World Omni Auto Receivables Trust 2008-A Monthly Servicer Certificate June 30, 2008	Exhibit 99.1

Dates Covered
Collections Period	06/01/08 - 06/30/08
Interest Accrual Period	06/16/08 - 07/14/08
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/08

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 05/31/08	1,080,976,921.74	61,831
Principal Payments	32,205,621.80	1,672
Defaulted Receivables	2,157,570.00	89
Repurchased Accounts	0.00	0

Pool Balance at 6/30/08	1,046,613,729.94	60,070

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	1,176,470,667.40	65,251
Delinquent Receivables:
Past Due 31-60 days	13,475,007.47	770
Past Due 61-90 days	3,990,061.45	196
Past Due 91 + days	1,048,437.72	62

Total	18,513,506.64	1,028

Total 31+ Delinquent as % Ending Pool Balance	1.77%

Recoveries	1,096,130.72

Aggregate Net Losses—June 2008	1,061,439.28

Overcollateralization Target Amount	15,699,205.95

Actual Overcollateralization	15,699,205.95

Weighted Average APR	8.50%

Weighted Average Remaining Term	60.35

Flow of Funds	$ Amount
Collections	40,822,005.99
Advances	43,774.66
Investment Earnings on Cash Accounts	91,758.28
Servicing Fee	(900,814.10)
Interest Rate Swap Receipt	—

Available Funds	40,056,724.83

Distributions of Available Funds
(1) Monthly Swap Payment Amount	128,973.79
(2) Class A Interest	3,051,391.57
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Second Priority Principal Distributable Amount	20,402,548.77
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable	15,699,205.95
(8) Distribution to Certificateholders	774,604.75

Total Distributions of Available Funds	40,056,724.83

Servicing Fee	900,814.10
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	1,100,000,000.00
Original Class B	70,588,000.00

Total Class A & B
Note Balance @ 06/16/08	1,067,016,278.71
Principal Paid	36,101,754.72
Note Balance @ 7/15/08	1,030,914,523.99

Class A-1
Note Balance @ 06/16/08	162,428,278.71
Principal Paid	36,101,754.72
Note Balance @ 7/15/08	126,326,523.99
Note Factor @ 7/15/08	47.4911744%

Class A-2
Note Balance @ 06/16/08	336,000,000.00
Principal Paid	—
Note Balance @ 7/15/08	336,000,000.00
Note Factor @ 7/15/08	100.0000000%

Class A-3a
Note Balance @ 06/16/08	210,000,000.00
Principal Paid	—
Note Balance @ 7/15/08	210,000,000.00
Note Factor @ 7/15/08	100.0000000%

Class A-3b
Note Balance @ 06/16/08	107,000,000.00
Principal Paid	—
Note Balance @ 7/15/08	107,000,000.00
Note Factor @ 7/15/08	100.0000000%

Class A-4
Note Balance @ 06/16/08	181,000,000.00
Principal Paid	—
Note Balance @ 7/15/08	181,000,000.00
Note Factor @ 7/15/08	100.0000000%

Class B
Note Balance @ 06/16/08	70,588,000.00
Principal Paid	—
Note Balance @ 7/15/08	70,588,000.00
Note Factor @ 7/15/08	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,051,391.57
Total Principal Paid	36,101,754.72

Total Paid	39,153,146.29

Class A-1
Coupon	2.92200%
Interest Paid	382,329.10
Principal Paid	36,101,754.72

Total Paid to A-1 Holders	36,484,083.82

Class A-2
One-Month Libor	2.47125%
Coupon	3.47125%
Interest Paid	939,551.67
Principal Paid	0.00

Total Paid to A-2 Holders	939,551.67

Class A-3a
Coupon	3.94000%
Interest Paid	689,500.00
Principal Paid	0.00

Total Paid to A-3a Holders	689,500.00

Class A-3b
One-Month Libor	2.47125%
Coupon	3.77125%
Interest Paid	325,060.80
Principal Paid	0.00

Total Paid to A-3b Holders	325,060.80

Class A-4
Coupon	4.74000%
Interest Paid	714,950.00
Principal Paid	0.00

Total Paid to A-4 Holders	714,950.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.6067169
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.8407012

Total Distribution Amount	33.4474181

A-1 Interest Distribution Amount	1.4373274
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	135.7208824

Total A-1 Distribution Amount	137.1582098

A-2 Interest Distribution Amount	2.7962847
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	2.7962847

A-3a Interest Distribution Amount	3.2833333
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3a Distribution Amount	3.2833333

A-3b Interest Distribution Amount	3.0379514
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3b Distribution Amount	3.0379514

A-4 Interest Distribution Amount	3.9500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	3.9500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	565.14
Noteholders’ Principal Distributable Amount	434.86

Account Balances	$ Amount

Advances
Balance as of 5/31/08	204,671.28
Balance as of 6/30/08	248,445.94
Change	43,774.66

Reserve Fund
Balance as of 5/31/08	2,947,951.85
Investment Earnings	6,273.66
Prior Month’s Investment Earnings paid	(6,775.18)
Withdrawal	0.00
Balance as of 6/30/08	2,947,450.33
Change	(501.52)

Reserve Fund Requirement	2,941,176.67